RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	May 13, 2022	May 09, 2022	Apr. 25, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Apr. 13, 2022	Feb. 23, 2022	Sep. 30, 2019
Proceeds from board member and related party							$ 400,000
Number of shares issued							320,000
Proceeds from related party								$ 1,000,000
Number of warrants issued				320,000			320,000
Exercise price (in dollars per share)				$ 1.63	$ 1.64		$ 1.63	$ 0.73			$ 0.68
Subsequent Event [Member]
Number of aggregate warrants	628,575
Exercise price (in dollars per share)	$ 1.75
Non-revolving line of credit | Subsequent Event [Member]
Secured loan amount	$ 2,200,000
Interest rate	12.00%
Loan term	18 months
Senior secured loan | Subsequent Event [Member]
Interest rate		10.00%
Principal payments		$ 2,079,993
Consulting Firm [Member]
Related party amounts of transaction							$ 318,035	$ 285,000
Excel Family Partners, LLLP [Member] | Non-revolving line of credit
Secured loan amount									$ 2,000,000.0	$ 1,500,000
Excel Family Partners, LLLP [Member] | Non-revolving line of credit | Subsequent Event [Member]
Secured loan amount			$ 4,022,986
Interest rate			12.00%
Loan term			18 months
Proceeds from loans			$ 2,022,000.000
Principal payments			$ 2,000,000
Number of warrants issued			1,149,425
Exercise price (in dollars per share)			$ 1.75
Convertible Debt [Member]
Related party amounts of transaction							5,164,690	3,203,880
Related party interest expense					$ 446,348	$ 85,949	557,820	$ 207,674
Convertible Debt [Member] | Stockholder and board member
Related party amounts of transaction					$ 2,495,549		$ 2,448,871